Restructuring And Other Activities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 12	$ 12		$ 146	$ 155	$ 134
Severance Costs	10	$ 9		74	127	$ 108
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	99			75
Other Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve				75	$ 58
GE HealthCare Technologies Inc [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 31			$ 31
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 71
Additional Restructuring Charges			$ 82